PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Oct. 31, 2023 CNY (¥)
Current:
Prepaid rental and other deposits		¥ 1,552,279	¥ 1,625,026
Inventories of properties (i)		1,090,661	0
Other inventories		519,215	304,208
Advances to suppliers		692,542	574,170
VAT-input deductible		637,686	707,416
Capitalized costs of obtaining contracts and prepaid initial direct costs (ii)		551,461	338,811
Deposits paid to real estate developers (iii)		196,241	222,604
Investment guarantee deposit (iv)		153,577	0
Deposit paid for acquisition of land used for properties development (v)		122,430	0
Prepaid income tax		64,163	177,560
Staff advances		59,762	65,253
Receivable related to employees' exercise of share-based awards		44,521	88,739
Interests receivable		15,263	14,664
Receivables from escrow account		9,992	6,676
Others		542,907	541,849
Total		6,252,700	4,666,976		$ 856,615
Non-current:
Deferred tax asset (Note 18)		1,005,127	1,113,692
VAT-input deductible		194,818	192,991
Prepayment for land use right (vi)		0	154,575
Others		22,332	11,783
Total		1,222,277	1,473,041		$ 167,451
Purchase of land use right terms						40 years
Total undiscounted lease payments		22,981,967
Capitalized cost		876,200	587,200
Operating cash flows payment from operating leases		¥ 14,896,620	7,965,277	¥ 3,652,435
Land use rights
Non-current:
Total undiscounted lease payments						¥ 309,200
Operating cash flows payment from operating leases	¥ 154,600		¥ 154,600